Fees and Expenses - BNY Mellon Municipal Opportunities ETF	Jul. 13, 2026
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses+	0.04%
Total annual fund operating expenses	0.54%
Fee waiver**	(0.05)%
Total annual fund operating expenses (after fee waiver)	0.49%

* On January 9, 2026, BNY Mellon Municipal Opportunities Fund (Predecessor Fund), a series of BNY Mellon Funds Trust, was reorganized into the fund (Reorganization). The fund commenced operations upon completion of the Reorganization and continues the operation of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.

+ Includes estimated interest expense for the current fiscal year in the amount of 0.04% in connection with inverse floater securities.

** The Adviser has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the fund’s average daily net assets until December 31, 2027. Prior to December 31, 2027, this fee waiver may only be terminated by the fund’s board. On or after December 31, 2027, the Adviser may terminate this fee waiver at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example reflects the fund's contractual fee waiver only for the term of the contractual fee waiver . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

1 Year	3 Years	5 Years	10 Years
$50	$168	$297	$672